                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-04015
                                                     ---------

                         Eaton Vance Mutual Funds Trust
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                October 31, 2006
                                ----------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

      [EV logo]
   EATON VANCE(R)
-------------------
Managed Investments

[graphic omitted]

Annual Report October 31, 2006

                                  EATON VANCE
                                   STRUCTURED
                                    EMERGING
                                    MARKETS
                                      FUND

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                           -------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           -------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                           -------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2006

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo of Cliff Quisenberry, CFA Portfolio Manager]

THE FUND
--------------------------------------------------------------------------------
Performance Since Inception on June 30, 2006

o We would like to welcome shareholders to Eaton Vance Structured Emerging Markets Fund (the Fund). During the period from the Fund's inception on June 30, 2006, through October 31, 2006, the Fund's Class A shares had a total return of 11.50%. This return resulted from an increase in net asset value
  (NAV) per share to $11.15 on October 31, 2006, from $10.00 on June 30,
  2006.(1)

o The Fund's Class C shares had a total return of 11.20% for the same period, the result of an increase in NAV per share to $11.12 on October 31, 2006, from $10.00 on June 30, 2006.(1)

o The Fund's Class I shares had a total return of 11.50% for the same period, the result of an increase in NAV per share to $11.15 on October 31, 2006, from $10.00 on June 30, 2006.(1)

o For comparison, during the same period, the average return of the Fund's peer group, the Lipper Emerging Markets Funds Classification, was 10.79%, while the return for the Fund's benchmark, the Morgan Stanley Capital International
  (MSCI) Emerging Markets Index -- an unmanaged index of common stocks traded in emerging markets and available to foreign investors -- was 9.86%.(2)

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------
o The Fund employs a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. Management's strategy utilizes targeted allocation and periodic rebalancing to exploit certain quantitative and behavioral characteristics of emerging markets. Countries are selected and weighted based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth.

o During the period from the Fund's inception on June 30, 2006, through October 31, 2006, emerging markets rallied strongly, demonstrating resilience following a volatile stretch from May 2006 through mid- June 2006. The markets were encouraged by the U.S. Federal Reserve's decision in early August 2006 to leave unchanged its benchmark Federal Funds rate, following a lengthy string of rate hikes dating to June 2004. The move encouraged emerging central banks that may need to lower rates in the event of an economic slowdown. Most markets participated in the rally, with the notable exceptions of those in the Middle East/Africa, which declined in concert with falling oil prices. Latin America was the best-performing region during the four-month period ended October 31, 2006, paced by India and the Philippines, while Asia also posted strong results. Emerging Europe was somewhat less successful, with good performances in Turkey and Poland overshadowed by declines in Russia.

o The Fund's country and sector allocations boosted relative performance during the four months ended October 31, 2006. The Fund was helped by its underweighting in some energy and commodity-rich countries, such as Russia and South Africa, which were negatively impacted by sharp declines in oil and selected commodities. In addition, lower weightings in poorly performing Taiwan and Korea aided results. The Fund was also boosted by a higher relative exposure to the Philippines, Indonesia, Turkey and Peru, and by positions in smaller markets, such as Egypt, Kenya and Colombia. From a sector standpoint, the Fund was helped by a higher allocation to industrial, consumer and finance sectors in Russia, which enjoyed double-digit gains.

o Areas that contributed negatively to performance during the four-month reporting period included the Fund's underweightings in the outperforming Indian and Chinese markets. Performance was also restrained by the Fund's overweightings in Saudi Arabia and United Arab Emirates, which suffered from the correction in oil prices, and Argentina, whose large-capitalization steel manufacturers make finished products for the global oil exploration sector.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
--------------------------------------------------------------------------------

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent expense waivers by the adviser and the administrator and an allocation of certain expenses to the adviser, the returns would be lower.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

--------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
--------------------------------------------------------------------------------

Eaton Vance Structured Emerging Markets Fund as of October 31 , 2006

FUND PERFORMANCE

 The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the Morgan Stanley Capital International (MSCI) Emerging Market Index, an unmanaged index of common stocks traded in emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $50,000 in each of Class A and the MSCI Emerging Market Index. Class A total returns are presented at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance*                    Class A         Class C         Class I
--------------------------------------------------------------------------------
Total Returns Since Inception
(at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                    11.50%          11.20%          11.50%

SEC Total Returns Since Inception
(including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
Life of Fund+                     5.09%          10.20%          11.50%

+ Inception Dates For All Share Classes: 6/30/06

* Total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. SEC total returns for Class A reflect the maximum 5.75% sales charge and, for Class C, reflect a 1% CDSC for the first year. Absent expense waivers by the adviser and the administrator and an allocation of certain expenses to the adviser, the returns would be lower.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
--------------------------------------------------------------------------------

Sector Weightings+
--------------------------------------------------------------------------------
By total investments

Financials                                     22.3%
Telecommunication Services                     13.0%
Materials                                      12.4%
Industrials                                    11.3%
Energy                                         10.9%
Consumer Staples                                7.2%
Consumer Discretionary                          7.1%
Information Technology                          6.3%
Utilities                                       4.4%
Health Care                                     2.9%
Investment Funds                                1.1%
Other                                           1.1%

+ Weightings are shown as a percentage of the Fund's total investments as of 10/31/06. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE STRUCTURED EMERGING MARKETS FUND, CLASS A VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EMERGING MARKETS INDEX**

June 30, 2006 - October 31, 2006

                   Eaton Vance            Eaton Vance
                    Structured             Structured
                 Emerging Markets       Emerging Markets         MSCI Emerging
Date              Fund Class A           Class A at POP           Markets Index
-------------------------------------------------------------------------------
06/30/2006           10,000                  10,000                  10,000
07/31/2006           10,270                  10,270                  10,143
08/31/2006           10,500                  10,500                  10,402
09/29/2006           10,540                  10,540                  10,488
10/31/2006           11,120                  10,509                  10,986
--------------------------------------------------------------------------------

** Source: Thomson Financial. Class A of the Fund commenced investment operations on 6/30/06.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 6/30/06 (inception dates), would have been valued at $11,120 ($11,020 after deduction of the applicable CDSC) and $11,150, respectively, on 10/31/06. It is not possible to invest directly in an Index. The Index's total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Absent expense waivers by the adviser and the administrator and an allocation of certain expenses to the adviser, the returns would be lower.

Regional Weightings+
--------------------------------------------------------------------------------
By total investments

Asia/Pacific                            38.1%
Emerging Europe                         23.3%
Latin America                           21.0%
Middle East/Africa                      17.6%

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 - October 31, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2006 - October 31, 2006).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------
                               EATON VANCE STRUCTURED EMERGING MARKETS FUND
                                          Ending Account Value
                 Beginning Account Value         (10/31/06)       Expenses Paid During Period***
------------------------------------------------------------------------------------------------

ACTUAL

Class A                 $1,000.00               $1,115.00                       $5.39
Class C                 $1,000.00               $1,112.00                       $8.07
Class I                 $1,000.00               $1,115.00                       $4.49

*   Actual expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares,
    2.25% for Class C shares, and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 124/365 to reflect the period from the start of business on June 30, 2006, to October 31, 2006. The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2006.

------------------------------------------------------------------------------------------------

HYPOTHETICAL
(5% return per year before expenses)

Class A                 $1,000.00               $1,017.60                       $7.63
Class C                 $1,000.00               $1,013.90                       $11.42
Class I                 $1,000.00               $1,018.90                       $6.36

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006.

*** Absent an allocation of certain expenses to the administrator, expenses would be higher.
------------------------------------------------------------------------------------------------

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2006

PORTFOLIO OF INVESTMENTS

Long-Term Investments

Common Stocks -- 94.6%

Security                                                                                      Shares                       Value

Argentina -- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Macro SA (Class "B" Shares) (ADR)                                                          950                  $      21,479
Grupo Financiero Galicia SA (Class "B" Shares) (ADR)(a)                                        3,000                         23,400
IRSA Inversiones y Representaciones SA (GDR)(a)                                                  700                         10,059
Molinos Rio de la Plata SA (Class "B" Shares)(a)                                               9,200                         10,119
Petrobras Energia Participaciones SA (ADR)(a)                                                  2,000                         22,800
Telecom Argentina SA (Class "B" Shares) (ADR)(a)                                               3,600                         54,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     142,217
-----------------------------------------------------------------------------------------------------------------------------------

Brazil -- 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose SA (PFD Shares)                                                               2,000                  $      11,038
Arcelor Brasil SA                                                                                600                         10,566
Banco Bradesco SA                                                                                400                         13,297
Banco Bradesco SA (PFD Shares)                                                                 1,300                         46,266
Banco do Brasil SA                                                                               500                         12,147
Banco Itau Holding Financeira SA                                                                 400                         11,169
Banco Itau Holding Financeira SA (PFD Shares)                                                  1,900                         62,652
Bradespar SA (PFD Shares)                                                                        300                         11,644
Brasil Telecom Participacoes SA (PFD Shares)                                               1,700,000                         11,331
Centrais Eletricas Brasileiras SA                                                            900,000                         18,985
Centrais Eletricas Brasileiras SA (Class "B" Shares) (PFD Shares)                            500,000                         10,033
Centrais Eletricas de Santa Catarina SA (PFD Shares)                                           1,500                         25,355
Cia de Bebidas das Americas (PFD Shares)                                                     189,700                         83,404
Cia de Concessoes de Concessoes Rodoviarias (CCR)                                              1,100                         11,767
Cia de Saneamento Basico do Estado de Sao Paulo                                               90,000                         10,840
Cia Energetica de Minas Gerais (PFD Shares)                                                  516,200                         22,314
Cia Siderurgica Nacional SA (CSN)                                                                400                         12,441
Cia Vale do Rio Doce                                                                           2,300                         58,253
Cia Vale do Rio Doce (PFD Shares)                                                              3,000                         64,743
Diagnosticos da America SA(a)                                                                    600                         11,787
Duratex SA (PFD Shares)                                                                        1,000                         12,044
Empresa Brasileira de Aeronautica SA                                                           6,800                         70,672
Gerdau SA (PFD Shares)                                                                           800                         11,749
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                                   300                          9,247
Investimentos Itau SA (PFD Shares)                                                             4,100                         18,640
Lojas Americanas SA (PFD Shares)                                                             557,000                         25,271
Lojas Renner SA                                                                                1,000                         12,530
Metalurgica Gerdau SA (PFD Shares)                                                               600                         10,861
Natura Cosmeticos SA                                                                             800                         11,038
Net Servicos de Comunicacao SA (PFD Shares)(a)                                                 1,100                         11,206
Perdigao SA(a)                                                                                   900                         10,503
Petroleo Brasileiro SA                                                                         3,000                         66,511
Petroleo Brasileiro SA (PFD Shares)                                                            4,400                         88,494
Randon Participacoes SA (PFD Shares)                                                           3,100                         10,802
Sadia SA (PFD Shares)                                                                          4,000                         11,824
Souza Cruz SA                                                                                  1,200                         18,297
Tam SA (PFD Shares)                                                                              500                         15,224
Tele Norte Leste Participacoes SA                                                                400                         11,936
Tele Norte Leste Participacoes SA (PFD Shares)                                                 1,700                         24,848
Tim Participacoes SA (PFD Shares)                                                          3,400,000                         11,434
Unibanco - Uniao de Bancos Brasileiros SA                                                      2,800                         22,198
Unibanco - Uniao de Bancos Brasileiros SA (PFD Shares)                                         3,200                         10,507
Usinas Siderurgicas de Minas Gerais SA                                                           300                         11,766
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                              400                         13,620
Vivo Participacoes SA (PFD Shares)(a)                                                          3,600                         12,393
Votorantim Celulose e Papel SA (PFD Shares)                                                      600                         11,077
Weg SA (PFD Shares)                                                                            3,200                         15,566
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   1,080,290
-----------------------------------------------------------------------------------------------------------------------------------

Bulgaria -- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Albena(a)                                                                                        550                  $      28,359
Bulgarian Telecommunications Co.                                                              11,600                         76,392
Sopharma AD                                                                                    6,000                         26,629
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     131,380
-----------------------------------------------------------------------------------------------------------------------------------

Chile -- 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                                           800                  $      20,376
Antarchile SA (Series "A")                                                                     1,520                         21,170
Banco de Chile                                                                               298,000                         21,405
Banco de Credito e Inversiones                                                                   800                         22,422
Banco Santander Chile SA (ADR)                                                                   500                         24,115
Cencosud SA                                                                                    7,800                         22,262
Cia Cervecerias Unidas SA (ADR)                                                                  900                         24,759
Coia General de Electricidad SA                                                                2,900                         21,825
Colbun SA                                                                                    110,000                         22,111
Corpbanca                                                                                  3,933,700                         19,794
Distribucion y Servicio D&S SA (ADR)                                                           1,000                         18,660
Empresa Nacional de Electricidad SA (ADR)                                                      1,000                         32,570
Empresa Nacional de Telecomunicaciones SA                                                      2,100                         21,526
Empresas CMPC SA                                                                                 800                         24,999
Empresas Copec SA                                                                              2,200                         24,018
Enersis SA (ADR)                                                                               1,900                         26,201
Lan Airlines SA                                                                                2,700                         23,407
Madeco SA(a)                                                                                 214,000                         22,426
Masisa SA (ADR)                                                                                2,600                         23,192
S.A.C.I. Falabella SA                                                                         13,320                         43,020
Sociedad Quimica y Minera de Chile SA (Series "B") (ADR)                                         200                         24,476
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     504,734
-----------------------------------------------------------------------------------------------------------------------------------

China -- 6.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd. (Class "H" Shares)                                               28,000                  $      19,614
Baidu.com, Inc. (ADR)(a)                                                                         170                         14,838
Bank of China Ltd. (Class "H" Shares)(a)                                                     111,000                         47,740
Bank of Communications Ltd. (Class "H" Shares)                                                17,000                         12,722
Chaoda Modern Agriculture Holdings Ltd.                                                       28,000                         16,924
China Construction Bank (Class "H" Shares)(144A)                                              93,000                         41,852
China International Marine Containers Co., Ltd. (Class "B" Shares)                            10,010                         14,099
China Life Insurance Co., Ltd. (Class "H" Shares)                                             22,000                         46,376
China Mengniu Dairy Co., Ltd.                                                                  8,000                         14,565
China Merchants Holdings International Co., Ltd.                                              22,000                         64,156
China Mobile Hong Kong Ltd.                                                                   13,500                        110,151
China Netcom Group Corp. (Hong Kong) Ltd.                                                      8,000                         14,192
China Overseas Land & Investment Ltd.                                                         20,000                         18,175
China Petroleum & Chemical Corp. (Class 'H' Shares)                                           62,000                         42,823
China Resources Enterprise Ltd.                                                                8,000                         18,500
China Shenhua Energy Co., Ltd. (Class "H" Shares)                                              7,500                         13,134
China Shipping Development Co., Ltd. (Class "H" Shares)                                       16,000                         17,364
China Telecom Corp. Ltd. (Class "H" Shares)                                                   40,000                         15,063
China Travel International Investment Hong Kong Ltd.                                          66,000                         14,908
China Unicom Ltd.                                                                             14,000                         15,482
China Vanke Co., Ltd. (Class "B" Shares)                                                      16,000                         19,290
CNOOC Ltd.                                                                                    43,000                         36,081
COFCO International Ltd.                                                                      22,000                         19,563
Cosco Pacific Ltd.                                                                             8,000                         16,503
Denway Motors Ltd.                                                                            70,000                         25,855
Dongfeng Motor Group Corp. (Class "H" Shares)(a)                                              22,000                          9,764
Focus Media Holding Ltd. (ADR)(a)                                                                200                         10,578
Huaneng Power International, Inc. (Class "H" Shares)                                          26,000                         20,411
Jiangxi Copper Co., Ltd. (Class "H" Shares)                                                   16,000                         17,292
Kingboard Chemical Holdings Ltd.                                                               4,500                         16,020
Lenovo Group Ltd.                                                                             42,000                         17,801
Netease.com, Inc. (ADR)(a)                                                                     1,200                         19,800
PetroChina Co., Ltd. (Class "H" Shares)                                                       48,000                         52,888
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares)                                   4,000                         13,871
Samson Holding Ltd.                                                                           30,000                         14,602
Semiconductor Manufacturing International Corp.(a)                                           115,000                         13,445
Shanghai Industrial Holdings Ltd.                                                              8,000                         15,529
SINA Corp.(a)                                                                                    800                         20,568
Sinopec-China Petroleum & Chemical Corp. (Class "H" Shares)                                   34,000                         14,392
Tingyi (Cayman Islands) Holding Corp.                                                         26,000                         19,616
Tsingtao Brewery Co., Ltd. (Class "H" Shares)                                                 12,000                         16,653
Yantai Changyu Pioneer Wine Co., Ltd. (Class "B" Shares)                                       5,000                         17,030
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                                              22,000                         14,479
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   1,014,709
-----------------------------------------------------------------------------------------------------------------------------------

Colombia -- 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Bancolombia SA (PFD Shares) (ADR)                                                              1,800                  $      55,026
Compania de Cemento Argos SA                                                                   4,500                         22,174
Grupo Nacional de Chocolates SA                                                                3,200                         21,892
Interconexion Electrica SA                                                                     9,000                         22,135
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     121,227
-----------------------------------------------------------------------------------------------------------------------------------

Croatia -- 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                                       80                  $      61,806
Atlantska Plovidba DD                                                                            130                         20,291
Ericsson Nikola Tesla                                                                             40                         17,511
Koncar-Elektroindustrija DD(a)                                                                   180                         20,293
Petrokemija DD(a)                                                                                400                         14,078
Podravka Prehrambena Industija DD                                                                250                         21,239
Privredna banka Zagreb DD(a)                                                                      77                         15,353
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     170,571
-----------------------------------------------------------------------------------------------------------------------------------

Czech Republic -- 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                         5,430                  $     215,138
Komercni Banka AS                                                                                694                        107,841
Philip Morris CR AS                                                                               44                         23,047
Telefonica 02 Czech Republic AS                                                                3,004                         63,144
Unipetrol AS(a)                                                                                8,823                         82,645
Zentiva NV                                                                                     1,445                         82,571
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     574,386
-----------------------------------------------------------------------------------------------------------------------------------

Egypt -- 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial International Bank                                                                  2,368                  $      21,512
Eastern Tobacco                                                                                  192                          9,525
Egyptian Financial Group-Hermes Holding SAE(a)                                                 2,321                         17,969
El Ezz Aldekhela Steel Alexa Co.                                                                  65                         11,527
MobiNil-Egyptian Co. for Mobil Services                                                          370                         10,259
National Societe General Bank                                                                  1,500                         12,664
Olympic Group Financial Investments                                                            1,800                         16,870
Orascom Construction Industries (OCI)                                                          1,262                         54,584
Orascom Hotels & Development                                                                   1,700                         10,840
Orascom Telecom Holding SAE                                                                      686                         38,812
Sidi Kerir Petrochemicals Co.                                                                    600                         10,464
Suez Cement Co.                                                                                1,200                         14,754
Telecom Egypt                                                                                  3,484                          9,872
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     239,652
-----------------------------------------------------------------------------------------------------------------------------------

Estonia -- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
AS Eesti Telekom                                                                               1,554                  $      15,262
AS Harju Elekter                                                                               4,100                         19,431
AS Merko Ehitus                                                                                  618                         12,700
AS Tallink Group Ltd.(a)                                                                       8,058                         45,508
AS Tallinna Kaubamaja                                                                          3,000                         22,086
AS Tallinna Vesi                                                                               1,100                         19,854
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     134,841
-----------------------------------------------------------------------------------------------------------------------------------

Hungary -- 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
BorsodChem Rt.                                                                                 1,200                  $      17,085
Delmagyarorszagi Aramszolgatato Rt                                                               170                         16,528
EGIS Rt.(a)                                                                                      100                         13,054
FHB Land Credit & Mortgage Bank Rt.(a)                                                         2,400                         18,146
Fotex Rt.(a)                                                                                   5,500                         16,172
Magyar Telekom Rt.(a)                                                                         20,600                         95,871
MOL Hungarian Oil & Gas Rt                                                                     1,190                        118,011
OTP Bank Rt.                                                                                   3,840                        134,625
RABA Automotive Holding Rt.(a)                                                                 2,500                         11,941
Richter Gedeon Rt.                                                                               350                         73,219
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     514,652
-----------------------------------------------------------------------------------------------------------------------------------

India -- 6.0%
-----------------------------------------------------------------------------------------------------------------------------------
ACC Ltd.                                                                                         490                  $      10,506
Bajaj Auto Ltd. (GDR)                                                                            200                         12,163
Bharat Forge Ltd.                                                                              1,250                          9,959
Bharat Heavy Electricals Ltd.                                                                    250                         13,375
Bharti Airtel Ltd.(a)                                                                          3,240                         38,048
Cipla Ltd.                                                                                     1,850                         10,734
Container Corp. of India Ltd.                                                                    330                         14,839
Dr. Reddy's Laboratories Ltd. (ADR)                                                              800                         13,440
Gail India Ltd. (GDR)                                                                            500                         16,837
Glaxosmithkline Pharmaceuticals Ltd.                                                             380                          9,719
Grasim Industries Ltd. (GDR)(144A)                                                               300                         18,150
Gujarat Ambuja Cements Ltd.                                                                    4,100                         10,708
HDFC Bank Ltd.                                                                                 1,130                         25,181
HDFC Bank Ltd. (ADR)                                                                             400                         27,704
Hero Honda Motors Ltd.                                                                           600                         10,050
Hindalco Industries Ltd. (GDR)(144A)                                                           3,700                         15,355
Hindustan Lever Ltd.                                                                           3,900                         20,419
Hindustan Petroleum Corp. Ltd.                                                                 1,700                         12,214
Hindustan Zinc Ltd.                                                                              780                         15,610
Housing Development Finance Corp.                                                                480                         15,581
ICICI Bank Ltd.                                                                                1,520                         26,071
ICICI Bank Ltd. (ADR)                                                                          1,200                         42,180
Indiabulls Financial Services Ltd.                                                             1,700                         15,979
Indian Hotels                                                                                  4,000                         12,614
Indian Oil Corp. Ltd.                                                                            860                          9,757
Infosys Technologies Ltd.                                                                      1,640                         76,164
ITC Ltd.                                                                                       3,700                         15,614
ITC Ltd. (GDR)(144A)                                                                           7,800                         32,682
Larsen & Toubro Ltd. (GDR)                                                                       800                         23,312
Mahanagar Telephone Nigam Ltd. (ADR)                                                           2,500                         16,250
Mahindra & Mahindra Ltd.                                                                         720                         12,472
Maruti Udyog Ltd.                                                                                490                         10,544
NTPC Ltd.                                                                                      8,200                         23,555
Oil & Natural Gas Corp. Ltd.                                                                   1,200                         21,679
Patni Computer Systems Ltd. (ADR)                                                                600                         11,580
Ranbaxy Labratories Ltd. (GDR)                                                                 1,500                         13,170
Reliance Capital Ltd.                                                                            860                         11,162
Reliance Communications Ltd.(a)                                                                5,760                         48,346
Reliance Energy Ltd. (GDR)                                                                       500                         15,774
Reliance Industries Ltd.                                                                       1,160                         31,505
Reliance Industries Ltd. (GDR)(144A)                                                             700                         37,765
Satyam Computer Services Ltd. (ADR)                                                            2,000                         44,220
State Bank of India (GDR)                                                                        300                         18,900
Tata Consultancy Services Ltd.                                                                   700                         16,847
Tata Motors Ltd. (ADR)                                                                           600                         10,908
Tata Power Co., Ltd.                                                                             880                         10,569
Tata Steel Ltd.                                                                                  900                          9,813
Ultra Tech Cement Ltd.                                                                           700                         13,626
UTI Bank Ltd.                                                                                  2,000                         19,323
Videsh Sanchar Nigam Ltd. (ADR)                                                                1,000                         20,490
Wipro Ltd. (ADR)                                                                               1,000                         14,560
Zee Telefilms Ltd.(a)                                                                          2,000                         13,412
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   1,021,435
-----------------------------------------------------------------------------------------------------------------------------------

Indonesia -- 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                          17,500                  $      13,288
Astra International Tbk PT                                                                    29,500                         43,232
Bakrie & Brothers Tbk PT(a)                                                                1,254,000                         21,223
Bank Central Asia Tbk PT                                                                      55,000                         28,003
Bank Danamon Indonesia Tbk PT                                                                 18,000                         11,731
Bank Internasional Indonesia Tbk PT                                                          500,000                         11,185
Bank Mandiri PT                                                                               56,000                         16,684
Bank Niaga Tbk PT                                                                            135,000                         12,831
Bank Rakyat Indonesia PT                                                                      61,500                         32,990
Berlian Laju Tanker Tbk PT                                                                    43,500                          8,906
Bumi Resources Tbk PT                                                                        247,000                         20,829
Gudang Garam Tbk PT                                                                            8,500                          9,163
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                                      100,000                         10,280
Indocement Tunggal Prakarsa Tbk PT                                                            23,000                         12,576
Indofood Sukses Makmur Tbk PT                                                                 78,000                         11,344
Indonesian Satellite Corp. Tbk PT                                                             20,500                         11,717
International Nickel Indonesia Tbk PT                                                          4,500                         12,949
Kalbe Farma Tbk PT(a)                                                                         76,500                         11,381
Perusahaan Gas Negara PT                                                                      15,500                         19,329
Semen Gresik Persero Tbk PT                                                                    3,600                         11,461
Tambang Batubara Bukit Asam Tbk PT (Series "B")                                               45,000                         16,970
Telekomunikasi Indonesia Tbk PT                                                               76,500                         70,090
Unilever Indonesia Tbk PT                                                                     20,500                         10,762
United Tractors Tbk PT                                                                        73,500                         52,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     481,564
-----------------------------------------------------------------------------------------------------------------------------------

Israel -- 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                                   200                  $      14,140
Bank Hapoalim B.M.                                                                             7,000                         34,956
Bank Leumi Le-Israel                                                                           7,400                         30,665
Bezeq Israeli Telecommunication Corp. Ltd.                                                    34,600                         47,170
Check Point Software Technologies Ltd.(a)                                                        900                         18,648
Delek Group Ltd.                                                                                  60                         10,280
Elbit Systems Ltd.                                                                               400                         12,613
Gazit Globe (1982) Ltd.                                                                          900                         11,941
IDB Development Corp. Ltd.                                                                       350                         10,850
Israel Chemicals Ltd.                                                                          9,400                         53,612
Israel Corp. Ltd.                                                                                 55                         25,633
Israel Discount Bank Ltd. (Series "A")(a)                                                      6,200                         12,799
Makhteshim-Agan Industries Ltd.                                                                5,000                         25,100
Mizrahi Tefahot Bank Ltd.                                                                      1,600                         10,909
msystems Ltd.(a)                                                                                 250                          9,122
Nice Systems Ltd.(a)                                                                             400                         12,324
Orbotech Ltd.(a)                                                                                 500                         12,075
Ormat Industries Ltd.                                                                          1,100                         11,409
Partner Communications Co., Ltd.                                                               2,200                         23,547
Syneron Medical Ltd.(a)                                                                          500                         12,865
Teva Pharmaceutical Industries Ltd.                                                            4,400                        145,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     546,008
-----------------------------------------------------------------------------------------------------------------------------------

Kenya -- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bamburi Cement Co., Ltd.                                                                       9,800                  $      27,298
Barclays Bank of Kenya Ltd.                                                                    4,300                         27,618
East African Breweries Ltd.                                                                   10,800                         21,034
Kenya Airways Ltd.                                                                            12,800                         21,966
Kenya Commercial Bank Ltd.                                                                     7,600                         21,170
Mumias Sugar Co., Ltd.                                                                        28,700                         21,426
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     140,512
-----------------------------------------------------------------------------------------------------------------------------------

Luxembourg -- 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris SA (ADR)                                                                               3,300                  $     127,347
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     127,347
-----------------------------------------------------------------------------------------------------------------------------------

Malaysia -- 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
AMMB Holdings Bhd                                                                              8,800                  $       6,429
Astro All Asia Networks Plc                                                                    4,900                          6,676
Berjaya Sports Toto Bhd                                                                        6,500                          8,147
British American Tobacco Malaysia Bhd                                                            600                          6,940
Bumiputra-Commerce Holdings Bhd                                                               11,300                         21,326
Bursa Malaysia Bhd                                                                             6,200                         10,076
Digi.com Bhd                                                                                   2,500                          8,142
Gamuda Bhd                                                                                    16,000                         17,335
Genting Bhd                                                                                    3,700                         27,091
Hong Leong Bank Bhd                                                                            4,300                          6,181
IJM Corp. Bhd                                                                                  3,900                          6,562
IOI Corp. Bhd                                                                                  5,300                         24,934
Kuala Lumpur Kepong Bhd                                                                        2,000                          6,400
Lafarge Malayan Cement Bhd                                                                    28,000                          7,356
Magnum Corp. Bhd                                                                              16,800                         10,433
Malakoff Bhd                                                                                   2,300                          6,203
Malayan Banking Bhd                                                                            8,400                         25,758
Malaysia International Shipping Corp. Bhd                                                      7,200                         17,235
Malaysian Oxygen Bhd                                                                           1,800                          6,160
Malaysian Pacific Industries Bhd                                                               2,200                          5,959
Malaysian Plantations Bhd(a)                                                                  16,500                         10,614
Maxis Communications Bhd                                                                      12,600                         30,861
MMC Corp. Bhd                                                                                  6,900                          5,968
O.Y.L. Industries Bhd                                                                         18,900                         29,495
Petronas Dagangan Bhd                                                                          5,500                          6,800
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                         13,600                         10,716
PPB Group Bhd                                                                                 10,000                         12,538
PPB Oil Palms Bhd                                                                              4,900                         10,995
Public Bank Bhd                                                                               12,800                         24,157
Resorts World Bhd                                                                              1,900                          6,188
RHB Capital Bhd                                                                                8,500                          6,810
Road Builder Holdings Bhd                                                                     13,700                         10,902
Scomi Group Bhd                                                                               42,000                         10,109
Shell Refining Co. Bhd                                                                         2,500                          7,254
Sime Darby Bhd                                                                                16,600                         27,938
SP Setia Bhd                                                                                   6,000                          6,439
Ta Ann Holdings Bhd                                                                            7,000                         19,931
Tanjong Plc                                                                                    3,000                          9,933
Telekom Malaysia Bhd                                                                           8,900                         21,314
Tenaga Nasional Bhd                                                                            6,300                         17,239
Titan Chemicals Corp. Bhd                                                                     36,000                         12,023
UEM World Bhd                                                                                 23,600                         10,768
YTL Cement Bhd                                                                                14,000                         10,542
YTL Power International Bhd                                                                   11,300                          6,773
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     561,650
-----------------------------------------------------------------------------------------------------------------------------------

Mexico -- 6.2%
-----------------------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series "A")                                                                     8,500                  $      47,234
America Movil SA de CV (Series "A")                                                            3,700                          7,908
America Movil SA de CV (Series "L")                                                           90,900                        194,785
America Telecom SA de CV (Series "A1")(a)                                                      3,200                         24,532
Carso Global Telecom SA de CV (Series "A1")(a)                                                 4,000                         12,359
Cemex SAB de CV (Series "CPO")(a)                                                             42,200                        129,995
Coca-Cola Femsa SA de CV (Series "L")                                                          3,200                         11,047
Corp Moctezuma SA de CV                                                                        5,000                         11,616
Corporacion GEO SA de CV (Series "B")(a)                                                       1,600                          7,331
Desarrolladora Homex SA de CV(a)                                                               1,600                         11,753
Desc SA de CV (Series "B")(a)                                                                 12,100                         14,628
Empresas ICA SA de CV(a)                                                                       5,900                         20,203
Fomento Economico Mexicano SA de CV (Series "UBD")                                             4,100                         39,692
Grupo Aeroportuario del Sureste SAB de CV (Class "B" Shares)                                   2,700                         10,199
Grupo Bimbo SA de CV (Series "A")                                                              3,000                         12,099
Grupo Carso SA de CV (Series "A1")                                                            15,200                         51,131
Grupo Elektra SA de CV                                                                         1,100                         11,745
Grupo Financiero Banorte SA de CV (Class "O" Shares)                                          30,600                        110,896
Grupo Financiero Inbursa SA de CV (Class "O" Shares)                                          28,000                         50,763
Grupo Mexico SA de CV (Series "B")                                                             9,900                         34,590
Grupo Modelo SA de CV (Series "C")                                                             2,300                         11,114
Grupo Televisa SA (Series "CPO")                                                              10,800                         53,381
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series "B1")(a)              17,400                         17,462
Industrias Penoles SA de CV                                                                    1,200                          9,880
Kimberly-Clark de Mexico SA de CV                                                              2,600                         10,870
Telefonos de Mexico SA de CV (Series "L")                                                     50,500                         66,683
TV Azteca SA de CV (Series "CPO")                                                             15,000                         10,593
Wal-Mart de Mexico SA de CV (Series "V")                                                      18,000                         62,557
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   1,057,046
-----------------------------------------------------------------------------------------------------------------------------------

Morocco -- 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                                200                  $      47,188
Banque Marocaine du Commerce Exterieur (BMCE)                                                    160                         20,254
Centrale Laitiere                                                                                 50                         29,098
Ciments du Maroc                                                                                 100                         25,903
Lafarge Ciments                                                                                   40                         19,709
Maroc Telecom                                                                                  3,020                         45,893
ONA SA                                                                                           240                         38,109
Societe des Brasseries du Maroc                                                                  100                         21,376
Societe Nationale d'Investissement                                                               130                         20,173
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     267,703
-----------------------------------------------------------------------------------------------------------------------------------

Netherlands -- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
XS Retail Group NV (GDR)(a)                                                                    1,000                  $      22,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $      22,170
-----------------------------------------------------------------------------------------------------------------------------------

Nigeria -- 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Ashaka Cement Plc                                                                             25,000                  $      10,741
First Bank of Nigeria Plc                                                                     87,800                         25,262
Guaranty Trust Bank Plc                                                                       71,000                          9,190
Guiness Nigeria Plc                                                                           10,375                          8,009
Intercontinental Bank Plc(a)                                                                  79,500                          9,999
Mobil Nigeria Plc                                                                              7,000                         10,097
Nigerian Breweries Plc                                                                        36,600                         11,258
Oando Plc                                                                                     17,300                          9,712
UAC of Nigeria Plc(a)                                                                         50,200                         10,568
Union Bank of Nigeria Plc                                                                     47,080                          8,994
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     113,830
-----------------------------------------------------------------------------------------------------------------------------------

Pakistan -- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Muslim Commercial Bank Ltd.                                                                    6,500                  $      29,424
National Bank of Pakistan                                                                      4,500                         21,149
Oil & Gas Development Co., Ltd.                                                                9,500                         23,255
Pakistan Petroleum Ltd.                                                                        5,200                         21,856
Pakistan Telecommunication Co., Ltd.                                                          30,500                         22,402
Unilever Pakistan Ltd.                                                                           500                         16,491
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     134,577
-----------------------------------------------------------------------------------------------------------------------------------

Peru -- 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alicorp SA                                                                                    66,800                  $      48,843
Cia de Minas Buenaventura SA                                                                     800                         20,660
Cia Minera Milpo SA                                                                            6,500                         18,687
Credicorp Ltd.                                                                                   700                         29,750
Edegel SA                                                                                     58,000                         24,001
Ferreyros SA                                                                                  20,300                         20,527
Luz del Sur SAA                                                                               16,500                         20,535
Sociedad Minera Cerro Verde SA(a)                                                              1,700                         20,740
Southern Copper Corp.                                                                            400                         20,700
Volcan Cia Minera SA (Class "B" Shares)                                                       13,414                         23,372
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     247,815
-----------------------------------------------------------------------------------------------------------------------------------

Philippines -- 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                                246,000                  $      28,121
Ayala Corp.                                                                                    1,500                         14,731
Ayala Land, Inc.                                                                              48,700                         14,879
Banco De Oro(a)                                                                               16,900                         14,604
Bank of the Philippine Islands                                                                33,300                         41,360
China Banking Corp.                                                                              800                         10,826
Equitable PCI Bank, Inc.(a)                                                                    7,400                         10,673
First Philippine Holdings Corp.                                                               10,000                         10,515
Globe Telecom, Inc.                                                                              600                         13,477
Holcim Philippines, Inc.                                                                     102,000                         12,244
International Container Terminal Services, Inc.                                               32,000                         12,663
JG Summit Holding, Inc.                                                                      260,000                         41,705
Jollibee Foods Corp.                                                                          14,000                         11,083
Manila Electric Co. (Class "B" Shares)(a)                                                     17,000                         10,734
Megaworld Corp.                                                                              397,000                         18,638
Metropolitan Bank & Trust Co.                                                                 16,700                         15,731
Petron Corp.                                                                                 277,000                         23,048
Philippine Long Distance Telephone Co.                                                         1,900                         90,724
San Miguel Corp. (Class "B" Shares)                                                           42,900                         64,085
SM Investments Corp.                                                                           2,600                         14,600
SM Prime Holdings, Inc.                                                                       64,000                         11,673
Universal Robina Corp.                                                                        42,000                         18,095
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     504,209
-----------------------------------------------------------------------------------------------------------------------------------

Poland -- 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                       1,100                  $      10,353
Bank Pekao SA                                                                                    680                         45,912
Bank Przemyslowo-Handlowy BPH                                                                    100                         28,664
Bank Zachodni WBK SA                                                                             160                         10,890
BRE Bank SA(a)                                                                                   120                         11,493
Budimex SA(a)                                                                                    800                         19,232
Cersanit-Krasnystaw SA(a)                                                                      1,500                         19,872
Debica SA (Series "A")                                                                           470                         10,926
Getin Holding SA(a)                                                                            2,850                          9,842
Globe Trade Centre SA(a)                                                                       1,100                         12,088
Grupa Lotos SA(a)                                                                                700                         10,392
ING Bank Slaski SA                                                                                50                         12,244
KGHM Polska Miedz SA                                                                           1,080                         38,934
Netia SA                                                                                       6,630                         11,343
Orbis SA                                                                                         660                         11,088
Polish Oil & Gas                                                                               9,800                         10,043
Polski Koncern Naftowy Orlen SA                                                                3,150                         49,786
Powszechna Kasa Oszczednosci Bank Polski SA                                                    3,400                         42,900
Prokom Software SA                                                                               500                         19,780
Softbank SA                                                                                      800                         10,751
Telekomunikacja Polska SA                                                                     10,300                         75,774
TVN SA(a)                                                                                        900                         34,078
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     506,385
-----------------------------------------------------------------------------------------------------------------------------------

Romania -- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Antibiotice SA(a)                                                                             40,500                  $      25,560
Banca Transilvania(a)                                                                         40,500                         16,434
BRD-Group Societe Generale                                                                     5,400                         38,007
Rompetrol Rafinare SA(a)                                                                     492,500                         15,615
SNP Petrom SA                                                                                 76,000                         17,336
Turbomechanica SA                                                                             53,200                         15,861
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     128,813
-----------------------------------------------------------------------------------------------------------------------------------

Russia -- 6.2%
-----------------------------------------------------------------------------------------------------------------------------------
LUKOIL                                                                                           890                  $      71,958
LUKOIL (ADR)                                                                                   1,400                        113,120
Mining and Metallurgical Co.                                                                     200                         28,216
Mobile Telesystems (ADR)                                                                       1,400                         61,712
OAO Gazprom                                                                                   28,500                        301,053
OAO Rosneft Oil Co.                                                                            2,700                         23,192
Polyus Gold Co.(a)                                                                               340                         16,188
RAO Unified Energy System (GDR)                                                               79,400                         59,936
RBC Information Systems(a)                                                                     1,550                         16,615
Sberbank RF                                                                                       74                        166,254
Sistema JSFC (GDR)                                                                               530                         14,045
Surgutneftegaz (PFD Shares)(a)                                                                17,500                         15,801
Surgutneftegaz OJSC                                                                           45,900                         58,529
Tatneft                                                                                        3,300                         15,032
Transneft                                                                                         10                         21,307
VimpelCom (ADR)(a)                                                                               640                         42,234
Wimm-Bill-Dann Foods OJSC (ADR)                                                                  630                         26,554
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   1,051,746
-----------------------------------------------------------------------------------------------------------------------------------

South Africa -- 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                                1,250                  $      19,269
AECI Ltd.                                                                                        530                          4,450
African Bank Investments Ltd.                                                                  1,100                          4,090
Allied Electronics Corp. Ltd.                                                                    382                          1,601
Allied Technologies Ltd.                                                                         600                          4,673
Anglo Platinum Ltd.                                                                              200                         21,348
AngloGold Ashanti Ltd.                                                                           560                         23,692
Aspen Pharmacare Holdings Ltd.(a)                                                              3,250                         14,746
Aveng Ltd.                                                                                     4,350                         18,371
Barloworld Ltd.                                                                                2,420                         46,702
BidBEE Ltd.(a)                                                                                   500                          3,996
Bidvest Group Ltd.                                                                             3,310                         54,754
DataTec Ltd.                                                                                   1,400                          5,652
Edgars Consolidated Stores Ltd.                                                                5,200                         25,863
Ellerine Holdings Ltd.                                                                           470                          4,512
FirstRand Ltd.                                                                                17,150                         44,681
Foschini Ltd.                                                                                    700                          5,028
Gold Fields Ltd.                                                                               2,240                         37,141
Group Five Ltd.                                                                                  960                          4,910
Growthpoint Properties Ltd.                                                                    2,800                          4,689
Harmony Gold Mining Co., Ltd.(a)                                                               1,910                         29,362
Impala Platinum Holdings Ltd.                                                                    290                         50,824
Imperial Holdings Ltd.                                                                         1,080                         21,615
Investec Ltd.                                                                                    500                          5,017
JD Group Ltd.                                                                                    440                          4,563
Johnnic Communications Ltd.                                                                      450                          4,194
Kumba Resources Ltd.                                                                             210                          4,019
Liberty Group Ltd.                                                                               400                          4,035
Massmart Holdings Ltd.                                                                           700                          5,621
Mittal Steel South Africa Ltd.                                                                   400                          4,771
MTN Group Ltd.                                                                                12,290                        111,544
Murray & Roberts Holdings Ltd.                                                                 4,500                         23,180
Mvelaphanda Group Ltd.                                                                         4,900                          5,901
Nampak Ltd.                                                                                    1,738                          4,542
Naspers Ltd. (Class "N" Shares)                                                                1,210                         21,823
Nedbank Group Ltd.                                                                               400                          6,589
Network Healthcare Holdings Ltd.                                                               9,250                         15,659
Pick'n Pay Stores Ltd.                                                                           970                          3,965
Pretoria Portland Cement Co., Ltd.                                                                80                          4,120
Remgro Ltd.                                                                                    1,800                         37,925
Reunert Ltd.                                                                                   1,760                         18,825
RMB Holdings Ltd.                                                                              5,400                         21,192
Sanlam Ltd.                                                                                    8,290                         19,659
Sappi Ltd.                                                                                       300                          4,261
Sasol Ltd.                                                                                     2,300                         78,807
Shoprite Holdings Ltd.                                                                         1,200                          4,381
Standard Bank Group Ltd.                                                                       4,540                         53,232
Steinhoff International Holdings Ltd.                                                          6,940                         22,570
Sun International Ltd.                                                                           400                          5,796
Telkom South Africa Ltd.                                                                       2,270                         41,932
Tiger Brands Ltd.                                                                              1,000                         20,694
Tongaat-Hulett Group Ltd.                                                                        840                         10,815
Truworths International Ltd.                                                                   1,400                          4,882
Woolworths Holdings Ltd.                                                                       2,200                          4,706
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   1,031,189
-----------------------------------------------------------------------------------------------------------------------------------

South Korea -- 5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.(a)                                                                             50                  $      25,897
Cheil Industries, Inc.                                                                           250                         10,399
CJ Corp.                                                                                          70                          7,901
Daegu Bank                                                                                       650                         10,739
Daewoo Engineering & Construction Co., Ltd.                                                      560                         12,111
Daewoo Securities Co., Ltd.                                                                      650                         12,043
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                               330                         10,596
Dongkuk Steel Mill Co., Ltd.                                                                     580                         10,944
GS Engineering & Construction Corp.                                                              150                         11,655
GS Holdings Corp.                                                                                200                          6,987
Hana Financial Group, Inc.                                                                       450                         20,714
Hanjin Shipping Co., Ltd.                                                                        430                         11,622
Hankook Tire Co., Ltd.                                                                           740                         10,660
Hanwha Chemical Corp.                                                                          1,100                         12,340
Hanwha Corp.                                                                                     380                         12,893
Honam Petrochemical Corp.                                                                        170                         10,645
Hynix Semiconductor, Inc.(a)                                                                     470                         17,032
Hyundai Development Co.                                                                          160                          8,058
Hyundai Engineering & Construction Co., Ltd.(a)                                                  200                         11,168
Hyundai Heavy Industries Co., Ltd.                                                                60                          8,811
Hyundai Merchant Marine Co., Ltd.                                                                320                          5,669
Hyundai Mobis                                                                                     80                          7,808
Hyundai Motor Co.                                                                                420                         34,087
Hyundai Motor Co., Ltd. (PFD Shares)                                                             200                          9,434
Hyundai Steel Co.                                                                                180                          6,383
Industrial Bank of Korea                                                                         580                         10,139
Kangwon Land, Inc.                                                                               310                          5,999
Kia Motors Corp.                                                                                 350                          5,290
Kookmin Bank                                                                                     610                         48,369
Korea Electric Power Corp.                                                                       920                         35,465
Korea Gas Corp.                                                                                  280                         10,961
Korea Zinc Co., Ltd.                                                                             130                         14,331
Korean Air Lines Co., Ltd.                                                                       290                         10,292
KT Corp.                                                                                         820                         37,224
KT Freetel Co., Ltd.                                                                             230                          7,048
KT&G Corp.                                                                                       310                         19,147
LG Card Co., Ltd.(a)                                                                             170                         10,817
LG Chem Ltd.                                                                                     180                          7,326
LG Corp.                                                                                         370                         10,513
LG Dacom Corp.                                                                                   450                         10,441
LG Electronics, Inc.                                                                             280                         16,917
LG Telecom Ltd.(a)                                                                               500                          5,775
LG.Philips LCD Co., Ltd.(a)                                                                      170                          5,404
Lotte Shopping Co., Ltd.                                                                          20                          7,575
NHN Corp.(a)                                                                                      60                          5,943
POSCO                                                                                            281                         78,589
S-Oil Corp.                                                                                      100                          6,817
Samsung Corp.                                                                                    230                          7,666
Samsung Electronics Co., Ltd.                                                                    200                        129,513
Samsung Electronics Co., Ltd. (PFD Shares)                                                        41                         19,869
Samsung Fire & Marine Insurance Co., Ltd.                                                         60                          9,290
Samsung Heavy Industries Co., Ltd.                                                               270                          7,227
Samsung SDI Co., Ltd.                                                                            130                          9,372
Samsung Securities Co., Ltd.                                                                     180                          9,722
Shinhan Financial Group Co., Ltd.                                                                780                         36,051
Shinsegae Co., Ltd.                                                                               20                         11,521
SK Corp.                                                                                         320                         23,492
SK Networks Co., Ltd.(a)                                                                         150                          4,540
SK Telecom Co., Ltd.                                                                             180                         38,985
Woori Finance Holdings Co., Ltd.                                                                 340                          7,257
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     991,483
-----------------------------------------------------------------------------------------------------------------------------------

Taiwan -- 5.6%
-----------------------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                     8,000                  $      14,494
Advanced Semiconductor Engineering, Inc.(a)                                                   13,000                         11,943
Asia Cement Corp.                                                                             14,000                         11,414
Asia Optical Co., Inc.                                                                         4,000                         16,996
Asustek Computer, Inc.                                                                         4,400                         10,681
AU Optronics Corp.                                                                            16,210                         21,847
Catcher Technology Co., Ltd.                                                                   2,000                         17,238
Cathay Financial Holding Co., Ltd.                                                            15,348                         29,751
Chang Hwa Commercial Bank(a)                                                                  18,000                         11,164
Chi Mei Optoelectronics Corp.                                                                  9,432                          9,743
China Development Financial Holding Corp.                                                     26,780                         10,418
China Steel Corp.                                                                             24,000                         21,215
Chinatrust Financial Holding Co., Ltd.                                                        14,560                         10,553
Chunghwa Telecom Co., Ltd.                                                                    33,280                         56,945
Compal Electronics, Inc.                                                                      13,000                         10,874
Delta Electronics, Inc.                                                                        4,000                         11,298
EVA Airways Corp.                                                                             25,000                          9,852
Evergreen Marine Corp.                                                                        16,050                          9,220
Far Eastern Textile Ltd.                                                                      15,000                         11,353
Far EasTone Telecommunications Co., Ltd.                                                      19,000                         21,711
First Financial Holding Co., Ltd.                                                             20,000                         13,698
Formosa Chemicals & Fibre Corp.                                                               20,000                         30,431
Formosa Petrochemical Corp.                                                                    6,000                         11,739
Formosa Plastics Corp.                                                                        22,000                         32,335
Foxconn Technology Co., Ltd.                                                                   2,000                         19,483
Fubon Financial Holding Co., Ltd.                                                             13,000                         10,585
High Tech Computer Corp.                                                                       1,000                         24,757
Hon Hai Precision Industry Co., Ltd.                                                           8,600                         55,629
Hotai Motor Co., Ltd.                                                                          9,000                         18,400
Hua Nan Financial Holdings Co., Ltd.                                                          18,000                         11,656
Largan Precision Co., Ltd.                                                                     1,000                         19,861
Lite-On Technology Corp.                                                                       7,034                          8,497
MediaTek, Inc.                                                                                 3,100                         30,180
Mega Financial Holding Co., Ltd.                                                              14,000                          9,883
Nan Ya Plastics Corp.                                                                         23,270                         33,565
Pou Chen Corp.                                                                                13,649                         11,690
Powerchip Semiconductor Corp.                                                                 15,780                          9,713
President Chain Store Corp.                                                                    5,000                         10,999
Quanta Computer, Inc.                                                                          7,139                         10,571
Shin Kong Financial Holding Co., Ltd.                                                         17,000                         15,020
Siliconware Precision Industries Co.                                                           9,000                         11,433
SinoPac Financial Holdings Co., Ltd.                                                          23,000                         11,625
Taishin Financial Holdings Co., Ltd.(a)                                                       21,000                         10,749
Taiwan Cement Corp.                                                                           15,000                         11,830
Taiwan Mobile Co., Ltd.                                                                       33,000                         32,903
Taiwan Semiconductor Manufacturing Co., Ltd.                                                  43,000                         78,670
Uni-President Enterprises Corp.                                                               27,000                         24,026
United Microelectronics Corp.                                                                 56,204                         31,167
Wan Hai Lines Ltd.                                                                            31,000                         17,048
Yulon Motor Co., Ltd.                                                                          9,135                          9,049
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     955,902
-----------------------------------------------------------------------------------------------------------------------------------

Thailand -- 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(b)                                                                  12,700                  $      31,151
Airports of Thailand Pcl(b)                                                                    4,100                          7,258
Bangkok Bank Pcl(b)                                                                            4,300                         14,041
Bangkok Bank Pcl                                                                               6,700                         20,937
Bangkok Expressway Pcl(b)                                                                     27,000                         17,279
Bank of Ayudhya Pcl(b)                                                                        13,600                          7,057
Banpu Pcl(b)                                                                                   2,700                         11,817
BEC World Pcl(b)                                                                              51,100                         25,327
Big C Supercenter Pcl(b)                                                                       6,300                          6,648
Big C Supercenter Pcl                                                                          9,900                         10,458
Cal-Comp Electronics (Thailand) Pcl(b)                                                       195,000                         21,029
Central Pattana Pcl(b)                                                                        12,000                          7,157
Charoen Pokphand Foods Pcl(b)                                                                 43,500                          5,876
CP Seven Eleven Pcl(b)                                                                       130,000                         22,835
Delta Electronics (Thailand) Pcl(b)                                                           13,800                          6,802
Electricity Generating Pcl                                                                     5,100                         12,482
Hana Microelectronics Pcl(b)                                                                   9,300                          6,838
IRPC Pcl(a)(b)                                                                                33,900                          6,601
Italian-Thai Development Pcl(b)                                                               46,300                          7,818
Kasikornbank Pcl(b)                                                                            6,000                         11,713
Kasikornbank Pcl                                                                               9,500                         17,804
Krung Thai Bank Pcl(b)                                                                        23,200                          8,277
Land and Houses Pcl                                                                           33,000                          7,309
Minor International Pcl(b)                                                                    24,800                          7,294
Precious Shipping Pcl(b)                                                                      10,100                         11,965
PTT Chemical Pcl(b)                                                                            5,300                         11,186
PTT Exploration & Production Pcl(b)                                                            6,500                         19,295
PTT Pcl(b)                                                                                     7,260                         43,892
Ratchaburi Electricity Generating Holding Pcl(b)                                               6,800                          7,685
Siam Cement Pcl(b)                                                                             1,800                         13,017
Siam Cement Pcl                                                                                3,100                         20,397
Siam City Bank Pcl                                                                            23,400                         13,667
Siam City Cement Pcl(b)                                                                          990                          6,632
Siam Commercial Bank Pcl(b)                                                                   13,000                         23,012
Siam Makro Pcl(b)                                                                              5,500                         11,683
Sino Thai Engineering & Construction Pcl(b)                                                   61,000                          9,469
Thai Airways International Pcl(b)                                                              5,900                          7,150
Thai Oil Pcl(b)                                                                               10,800                         17,941
Thai Union Frozen Products Pcl(b)                                                              9,400                          6,398
Thanachart Capital Pcl(b)                                                                     28,000                         11,590
TMB Bank Pcl(a)(b)                                                                           117,000                         11,248
True Corp. Pcl(a)(b)                                                                          27,100                          6,218
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     554,253
-----------------------------------------------------------------------------------------------------------------------------------

Turkey -- 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Akbank TAS                                                                                     9,000                  $      50,650
Anadolu Efes Biracilik ve Malt Sanayii AS                                                        700                         19,038
Arcelik AS                                                                                     3,200                         20,441
Aygaz AS                                                                                       6,900                         17,680
Bursa Cimento Fabrikasi AS                                                                     1,400                         10,595
Cimsa Cimento Sanayi ve Ticaret AS                                                             1,800                         10,929
Denizbank AS(a)                                                                                1,200                         12,009
Dogan Sirketler Grubu Holding AS                                                               8,100                         34,247
Dogan Yayin Holding AS(a)                                                                      4,500                         17,027
Enka Insaat ve Sanayi AS                                                                       2,000                         16,791
Eregli Demir ve Celik Fabrikalari TAS                                                          5,600                         32,051
Finansbank AS(a)                                                                               8,026                         31,846
Haci Omer Sabanci Holding AS                                                                   4,000                         16,711
KOC Holding AS(a)                                                                              5,400                         20,750
Migros Turk TAS(a)                                                                             1,500                         17,133
Petkim Petrokimya Holding AS(a)                                                                2,800                         10,688
Trakya CAM Sanayii AS                                                                          3,700                         10,265
Tupras-Turkiye Petrol Rafinerileri AS                                                          1,900                         31,368
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                                 3,000                         13,444
Turk Sise ve Cam Fabrikalari AS(a)                                                             4,100                         15,701
Turkcell Iletisim Hizmetleri AS                                                               11,100                         59,807
Turkiye Garanti Bankasi AS                                                                    11,600                         42,079
Turkiye Is Bankasi                                                                             5,500                         35,242
Yapi ve Kredi Bankasi AS(a)                                                                    5,400                         10,260
Yazicilar Holding AS (Class "A" Shares)                                                          400                         10,304
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     567,056
-----------------------------------------------------------------------------------------------------------------------------------

United Arab Emirates -- 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                                                       10,200                  $      19,189
Arabtec Holding Co.                                                                           15,000                         22,542
Aramex (PJSC)(a)                                                                              42,000                         38,535
Dubai Investments (PJSC)                                                                      13,700                         19,544
Dubai Islamic Bank                                                                            14,100                         38,388
Emaar Properties                                                                              25,400                         95,776
National Central Cooling Co. (Tabreed)                                                        42,500                         34,944
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     268,918
-----------------------------------------------------------------------------------------------------------------------------------

United States -- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                                            400                  $      20,552
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $      20,552
-----------------------------------------------------------------------------------------------------------------------------------

Venezuela -- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de Venezuela CANTV (Class "D" Shares) (ADR)                     3,500                  $      67,935
Mercantil Servicios Financieros CA (Series "B") (ADR)                                         10,300                         66,249
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $     134,184
-----------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks   (cost $14,901,379)                                                                              $  16,065,006
-----------------------------------------------------------------------------------------------------------------------------------

Investment Funds -- 1.0%

Saudi Arabia Investment Fund Ltd.(a)                                                           1,151                  $      72,628
Vietnam Enterprise Investments Ltd.(a)                                                        33,100                  $     105,920
-----------------------------------------------------------------------------------------------------------------------------------

Total Investment Funds (cost $190,480)                                                                                $     178,548
-----------------------------------------------------------------------------------------------------------------------------------

Rights -- 0.0%

Banco Bradesco SA (Brazil) Expiring 11/21/06(a)                                                   36                  $         336
Hyundai Merchant Marine (South Korea) Expiring 11/28/06(a)                                        45                             84
Tim Participacoes SA (Brazil) Expiring 11/3/06(a)                                             10,430                              5
-----------------------------------------------------------------------------------------------------------------------------------

Total Rights (cost $0)                                                                                                $         425
-----------------------------------------------------------------------------------------------------------------------------------

Total Long-Term Investments -- 95.6%
  (cost $15,091,859)                                                                                                  $  16,243,979
-----------------------------------------------------------------------------------------------------------------------------------

Short-Term Investments -- 1.0%

                                                                                            Principal
Security                                                                                 Amount (000)                       Value
-----------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated 10/31/06,
4.90%, due 11/1/06 (cost $174,000)(c)                                                   $        174                  $     174,000
-----------------------------------------------------------------------------------------------------------------------------------

Total Repurchase Agreements -- 1.0%
  (cost $174,000)                                                                                                     $     174,000
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments -- 96.6%
  (cost $15,265,859)                                                                                                  $  16,417,979
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 3.4%                                                                                $     570,368
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets -- 100%                                                                                                    $  16,988,347
-----------------------------------------------------------------------------------------------------------------------------------

(144A)--       Security Exempt from registration under Rule 144A
               of the Securities Act of 1933.
(ADR)--        American Depositary Receipt
(GDR)--        Global Depository Receipt
(PFD Shares)-- Preferred Shares
(a) Non-income producing security.
(b) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(c) Repurchase price of $174,024. Collateralized by $180,000 Federal National Mortgage Association 3.875% due 5/15/2007. The
    aggregate market value, including accrued interest, of the collateral was $181,800.

Industry Classification as of October 31, 2006

                                        PERCENTAGE
                                         OF TOTAL         MARKET
SECTOR                                  INVESTMENTS       VALUE
Financials                                 22.3%        $3,659,164
Telecommunication Services                 13.0%         2,139,160
Materials                                  12.4%         2,033,815
Industrials                                11.3%         1,862,677
Energy                                     10.9%         1,790,970
Consumer Staples                            7.2%         1,183,107
Consumer Discretionary                      7.1%         1,165,546
Information Technology                      6.3%         1,031,881
Utilities                                   4.4%           719,228
Health Care                                 2.9%           479,883
Investment Funds                            1.1%           178,548
Other                                       1.1%           174,000

Currency Concentration of Portfolio as of October 31, 2006

                                        PERCENTAGE
                                         OF TOTAL
CURRENCY                                INVESTMENTS      VALUE
United States Dollar                      15.5%         $2,511,146
Brazilian Real                             6.7%          1,080,631
Mexican Peso                               6.5%          1,057,046
South African Rand                         6.3%          1,031,189
South Korean Won                           6.1%            991,567
New Taiwan Dollar                          5.9%            955,902
Hong Kong Dollar                           5.8%            948,925
Indian Rupee                               3.8%            615,994
Czech Koruna                               3.5%            574,385
Malaysian Ringgit                          3.5%            561,650
New Turkish Lira                           3.5%            567,056
Thailand Baht                              3.4%            554,253
Hungarian Forint                           3.2%            514,652
Philippine Peso                            3.1%            504,209
Polish Zloty                               3.1%            506,385
Indonesian Rupiah                          3.0%            481,564
Chilean Peso                               1.9%            310,385
UAE Dirham                                 1.7%            268,918
Moroccan Dirham                            1.6%            267,703
Other Currencies                          11.9%          1,940,419

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2006

Assets
-------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $15,265,859)                                    $16,417,979
Cash                                                                     73,654
Foreign currency, at value (identified cost $80,716)                     80,864
Receivable for Fund shares sold                                         623,866
Receivable from the Investment Adviser                                  183,373
Dividends and interest receivable                                        11,743
Tax reclaims receivable                                                     212
-------------------------------------------------------------------------------
Total assets                                                        $17,391,691
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for investment securities purchased                            $340,837
Accrued capital gains taxes                                               4,272
Payable to affiliate for distribution and service plan fees                 783
Payable to affiliate for Trustees' fees                                      60
Accrued expenses                                                         57,392
-------------------------------------------------------------------------------
Total liabilities                                                      $403,344
-------------------------------------------------------------------------------
Net Assets                                                          $16,988,347
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                     $15,870,185
Accumulated net investment loss                                          (7,837)
Accumulated net realized loss on investments and foreign currency
  related transactions                                                  (21,795)
Net unrealized appreciation of investments and foreign currencies     1,147,794
-------------------------------------------------------------------------------
Total                                                               $16,988,347
-------------------------------------------------------------------------------

Class A Shares
-------------------------------------------------------------------------------
Net Assets                                                           $1,451,169
Shares Outstanding                                                      130,161
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)                 $11.15
Maximum Offering Price Per Share
  (100/94.25 of $11.15))                                                 $11.83
-------------------------------------------------------------------------------

Class C Shares
-------------------------------------------------------------------------------
Net Assets                                                             $132,310
Shares Outstanding                                                       11,898
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)                 $11.12
-------------------------------------------------------------------------------

Class I Shares
-------------------------------------------------------------------------------
Net Assets                                                          $15,404,868
Shares Outstanding                                                    1,381,192
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)                 $11.15
-------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Period Ended October 31, 2006(a)

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $6,518)                                $51,108
Interest                                                                  7,368
-------------------------------------------------------------------------------
Total income                                                            $58,476
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                                  $23,580
Administration fees                                                       4,161
Distribution and service fees
  Class A                                                                   536
  Class C                                                                   247
Custodian fee                                                            92,253
Audit and tax                                                            87,311
Registration fees                                                        62,449
Printing and postage                                                     12,703
Legal fee                                                                 5,081
Transfer agent fees                                                       9,300
Trustees' fees and expenses                                                  60
Miscellaneous                                                             1,081
-------------------------------------------------------------------------------
Total expenses                                                         $298,762
-------------------------------------------------------------------------------
Deduct - Allocation of expenses to the Investment Adviser              (263,279)
-------------------------------------------------------------------------------
Net expenses                                                            $35,483
-------------------------------------------------------------------------------
Net investment income                                                   $22,993
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized loss --
  Investment transactions (identified cost basis)                       (21,795)
  Foreign currency related transactions                                 (30,830)
-------------------------------------------------------------------------------
Net realized loss                                                      $(52,625)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
 Investments (identified cost basis)(b)                              $1,147,848
  Foreign currencies                                                        (54)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $1,147,794
-------------------------------------------------------------------------------
Net realized and unrealized gain                                     $1,095,169
-------------------------------------------------------------------------------
Net increase in net assets from operations                           $1,118,162
-------------------------------------------------------------------------------
(a) For the period from commencement of operations, June 30, 2006 to October
    31, 2006.
(b) Net of foreign capital gains taxes of $4,272 (see Note 1(c)).

                       See notes to financial statements

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

Statement of Changes in Net Assets

Increase (Decrease)                                           Period Ended
in Net Assets                                             October 31, 2006(a)
-------------------------------------------------------------------------------
From operations --
  Net investment income                                     $     22,993
  Net realized loss on investment and foreign
    currency
    transactions                                                 (52,625)
  Net change in unrealized appreciation
    (depreciation) on investment and foreign
    currencies                                                 1,147,794
------------------------------------------------------------------------
Net increase in net assets from operations                  $  1,118,162
------------------------------------------------------------------------
Transactions in shares of beneficial interest --
Proceeds from sale of shares
  Class A                                                   $  1,369,254
  Class C                                                   $    123,366
  Class I                                                   $ 14,380,129
Cost of shares redeemed
  Class A                                                   $     (2,547)
  Class C                                                   $        (21)
  Class I                                                   $        (21)
Redemption fees                                                       25
------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                              $ 15,870,185
------------------------------------------------------------------------
Net increase in net assets                                  $ 16,988,347
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of period                                      $         --
------------------------------------------------------------------------
At end of period                                            $ 16,988,347
------------------------------------------------------------------------
Accumulated net investment loss included in net
  assets at end of period                                   $     (7,837)
------------------------------------------------------------------------
(a) For the period from commencement of operations, June 30, 2006 to October 31, 2006.

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

Financial Highlights - Class A

                                                           Period Ended
                                                       October 31, 2006(a)(b)
------------------------------------------------------------------------
Net asset value -- Beginning of period                      $     10.000
------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------
Net investment income                                       $      0.010
Net realized and unrealized gain                                   1.140
------------------------------------------------------------------------
Total income from operations                                $      1.150
------------------------------------------------------------------------
Net asset value -- end of period                            $     11.150
------------------------------------------------------------------------
Total Return(c)                                                    11.50%
------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------
Net assets, end of period (000's omitted)                   $      1,451
Ratios (as a percentage of average net assets)
  Expenses(d)                                                       1.50%(c)
  Net investment income                                             0.32%(c)
Portfolio Turnover                                                     6%
------------------------------------------------------------------------
(a) For the period from commencement of operations, June 30, 2006 to October 31, 2006.
(b) Net investment income (loss) per share was computed using average shares outstanding.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(d) The adviser voluntarily waived a portion of its fees and subsidized certain operating expenses (equal to 9.49% (annualized) of average net assets).
(e) Annualized.

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

Financial Highlights - Class C

                                                            Period Ended
                                                        October 31, 2006(a) (b)
------------------------------------------------------------------------

Net asset value -- Beginning of period                      $     10.000
------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------
Net investment loss                                         $     (0.010)
Net realized and unrealized gain                                   1.130
------------------------------------------------------------------------
Total income from operations                                $      1.120
------------------------------------------------------------------------
Net asset value -- end of period                            $     11.120
------------------------------------------------------------------------
Total Return(c)                                                    11.20%
------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------
Net assets, end of period (000's omitted)                   $        132
Ratios (as a percentage of average net assets)
  Expenses(d)                                                       2.25%(c)
  Net investment income                                            (0.30)%(c)
Portfolio Turnover                                                     6%
------------------------------------------------------------------------
(a) For the period from commencement of operations, June 30, 2006 to October 31, 2006.
(b) Net investment income (loss) per share was computed using average shares outstanding.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(d) The adviser voluntarily waived a portion of its fees and subsidized certain operating expenses (equal to 9.49% (annualized) of average net assets).
(e) Annualized.

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

Financial Highlights - Class I

                                                             Period Ended
                                                       October 31, 2006(a)(b)
------------------------------------------------------------------------
Net asset value -- Beginning of period                      $     10.000
------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------
Net investment income                                       $      0.030
Net realized and unrealized gain                                   1.120
------------------------------------------------------------------------
Total income from operations                                $      1.150
------------------------------------------------------------------------
Net asset value -- end of period                            $     11.150
------------------------------------------------------------------------
Total Return(c)                                                    11.50%
------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------
Net assets, end of period (000's omitted)                   $     15,405
Ratios (as a percentage of average net assets)
  Expenses(d)                                                       1.25%(c)
  Net investment income                                             0.88%(c)
Portfolio Turnover                                                     6%
------------------------------------------------------------------------
(a) For the period from commencement of operations, June 30, 2006 to October 31, 2006.
(b) Net investment income (loss) per share was computed using average shares outstanding.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(d) The adviser voluntarily waived a portion of its fees and subsidized certain operating expenses (equal to 9.49% (annualized) of average net assets).
(e) Annualized.

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Structured Emerging Markets Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. Class C shares are offered at net asset value with no front-end sales charge but are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class I shares are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are not readily available or determined to be unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. At October 31, 2006 the Fund, for federal income tax purposes, had a capital loss carryover of $21,795, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire October 31, 2014.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At October 31, 2006, the Fund had an accrual for capital gains taxes of $4,272 all of which is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations.

  The Fund is subject to a Contribucao Provisoria sobre Movimentacoes Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Fund Redemption Fees -- Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of settlement of purchase, a fee of 1% of the current net asset value of these shares will be assesed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  K Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses are computed based on the specific identification of the securities sold.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually of all or substantially all of its net investment income, and (b) at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. The Fund did not declare any distributions during the period ended October 31, 2006.

  During the period ended October 31, 2006 distributions in excess of net investment income was decreased by $30,830, and accumulated net realized loss on investments was increased by $30,830 primarily due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or the net asset value per share.

  At October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                                         $   885
  Capital loss carryforward                                             $21,795

  The temporary differences between book and tax basis distributable earnings (accumulated losses) are primarily due to Passive Foreign Investment Companies.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issues an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                Period Ended
                                             October 31, 2006 (a)
                                             -------------------
  Class A
  --------------------------------------------------------------
  Shares Sold                                          130,403
  Redemptions                                             (242)
  --------------------------------------------------------------
  Net Increase                                         130,161
  --------------------------------------------------------------
  Class C
  --------------------------------------------------------------
  Shares Sold                                           11,900
  Redemptions                                               (2)
  --------------------------------------------------------------
  Net Increase                                          11,898
  --------------------------------------------------------------
  Class I
  --------------------------------------------------------------
  Shares Sold                                        1,381,194
  Redemptions                                               (2)
  --------------------------------------------------------------
  Net Increase                                       1,381,192
  --------------------------------------------------------------
  (a) For the period from commencement of operations, June 30, 2006 to October 31, 2006.

  At October 31, 2006, Eaton Vance Management (EVM) owned 34% of the outstanding shares of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  Under its investment advisory agreement with the Fund, Eaton Vance
  Management (EVM) receives a monthly advisory fee equal to 0.85% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, Eaton Vance has delegated the investment management of the Fund to Parametric Portfolio Associates ("Parametric"), a majority-owned subsidiary of Eaton Vance. Eaton Vance pays Parametric a portion of the advisory fee for sub-advisory services provided to the Fund.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

  EVM has agreed to waive fees and reimburse expenses to the extent that total annual operating expenses exceeded 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. Thereafter the reimbursement may be changed or terminated at any time. Pursuant to this agreement EVM voluntarily waived and reimbursed $263,279 of the Fund's operating expensed during the period ended October 31, 2006.

  EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based on actual expenses incurred by EVM in the performance of these services. During the period ended October 31, 2006, EVM received $67 in sub transfer agent fees.

  Certain officers and Trustees of the Fund are officers of the above organization.

5 Distribution and Service Plans
--------------------------------------------------------------------------------
  Class A has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distibution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period from the start of business, June 30, 2006, to October 31, 2006 amounted to $536 for Class A shares. The Fund also has in effect distribution plans for Class
  C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by Class C. Distribution fees paid or accrued for the period from the start of business, June 30, 2006, to October 31, 2006, amounted to $185 for Class C shares. At October 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $10,500 for Class C shares. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the period ended October 31, 2006 amounted to $62 for Class C shares.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) of 1% is generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) were subject to a 1% CDSC if redeemed within one year of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more will be subject to a 1% CDSC in the event of redemption within 18 months of purchase.

  No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSC assessed on Class C shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD did not receive any CDSC for Class C shares for the period from the start of business June 30, 2006, to October 31, 2006.

7 Investment Transactions
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $15,576,480 and $463,332, respectively, for the period ended October 31, 2006.

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

  Aggregate cos                                                   $15,274,581
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                   $ 1,288,071
  Gross unrealized depreciation                                      (144,673)
  ---------------------------------------------------------------------------
  Net unrealized appreciation                                     $ 1,143,398
  ---------------------------------------------------------------------------

  The net unrealized depreciation on foreign currency was $54 at October 31, 2006.

9 Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

10 Financial Instruments
--------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2006, there were no obligations outstanding under these financial instruments.

11 Recently Issued Accounting Pronouncements
--------------------------------------------------------------------------------
  In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income
  Taxes - an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

  In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Structured Emerging Markets Fund as of October 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Structured Emerging Markets
Fund:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Structured Emerging Markets Fund (the "Fund"), a series of Eaton Vance
Mutual Funds Trust, at October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 30, 2006, the commencement of operations, to October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2006

Eaton Vance Structured Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund's board of trustees, including a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Structured Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"). The Board reviewed information furnished for the March 2006 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees, Performance and Expenses
  o The advisory and related fees to be paid by the Fund and the expense ratio of the Fund;
  o Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management
  o Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
  o Information concerning the allocation of brokerage and the benefits expected to be received by the Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Funds' brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Fund;
  o The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser
  o Reports detailing the financial results and condition of the Adviser and Sub-adviser;
  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
  o Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;
  o Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
  o Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

Other Relevant Information
  o Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
  o Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser or the funds' administrator; and
  o The terms of the advisory and sub-advisory agreements, respectively.

Results of the Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund's investment advisory agreement with the Adviser, and the sub-advisory agreement with the Sub-adviser, including their fee structures, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Management Fees and Expenses
The Board reviewed contractual investment advisory fee rates, including administrative fee rates, to be payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fee (including administrative fees) and estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale
In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels. Based upon the foregoing, the Board concluded that the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to share such benefits equitably.

Eaton Vance Structured Emerging Markets Fund

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the
Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons"
of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance
Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton
Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to
Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

James B. Hawkes               Trustee     Since 1991        Chairman and Chief Executive           170           Director of EVC
11/9/41                                                     Officer of EVC, BMR, EVM and
                                                            EV; Director of EV; Vice
                                                            President and Director of
                                                            EVD. Trustee and/or officer
                                                            of 170 registered investment
                                                            companies in the Eaton Vance
                                                            Fund Complex. Mr. Hawkes is
                                                            an interested person because
                                                            of his positions with BMR,
                                                            EVM, EVC and EV, which are
                                                            affiliates of the Trust.

Noninterested Trustee(s)

Benjamin C. Esty              Trustee     Since 2005        Roy and Elizabeth Simmons              170           None
1/2/63                                                      Professor of Business
                                                            Administration, Harvard
                                                            University Graduate School of
                                                            Business Administration
                                                            (since 2003). Formerly,
                                                            Associate Professor, Harvard
                                                            University Graduate School of
                                                            Business Administration
                                                            (2000-2003).

Samuel L. Hayes, III        Trustee and    Trustee of the   Jacob H. Schiff Professor of           170           Director of
2/23/35                     Chairman of   Trust             Investment Banking Emeritus,                         Tiffany & Co.
                             the Board    since 1986 and    Harvard University Graduate                          (specialty
                                          Chairman of the   School of Business                                   retailer)
                                          Board             Administration. Director of
                                          since 2005        Yakima Products, Inc.
                                                            (manufacturer of automotive
                                                            accessories) (since 2001) and
                                                            Director of Telect, Inc.
                                                            (telecommunications services
                                                            company).

William H. Park               Trustee     Since 2003        Vice Chairman, Commercial              170           None
9/19/47                                                     Industrial Finance Corp.
                                                            (specialty finance company)
                                                            (since 2006). Formerly,
                                                            President and Chief Executive
                                                            Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (2002-2005).
                                                            Formerly, Executive Vice
                                                            President and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).

Ronald A. Pearlman            Trustee     Since 2003        Professor of Law, Georgetown           170           None
7/10/40                                                     University Law Center.

Norton H. Reamer              Trustee     Since 1986        President, Chief Executive             170           None
9/21/35                                                     Officer and a Director of
                                                            Asset Management Finance
                                                            Corp. (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment
                                                            and financial advisory
                                                            services company) (since
                                                            September 2000). Formerly,
                                                            Chairman and Chief Operating
                                                            Officer, Hellman, Jordan
                                                            Management Co., Inc. (an
                                                            investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory Director
                                                            of Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (2002-2003).

Lynn A. Stout                 Trustee     Since 1998        Professor of Law, University           170           None
9/14/57                                                     of California at Los Angeles
                                                            School of Law.

Ralph F. Verni                Trustee     Since 2005        Consultant and private                 170           None
1/26/43                                                     investor.

                                              Term of
                            Position(s)      Office and
                              with the       Length of         Principal Occupation(s)
Name and Date of Birth         Trust          Service          During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Principal Officers who are not Trustees

Thomas E. Faust Jr.          President       Since 2002     President of EVC, EVM, BMR and EV and Director of EVC. Chief Investment
5/31/58                                                     Officer of EVC, EVM and BMR. Officer of 71 registered investment companies and 5 private investment companies managed by EVM or BMR.

William H. Ahern, Jr.           Vice         Since 1995     Vice President of EVM and BMR. Officer of 71 registered investment
7/28/59                      President                      companies managed by EVM or BMR.

Cynthia J. Clemson              Vice         Since 2005     Vice President of EVM and BMR. Officer of 86 registered investment
3/2/63                       President                      companies managed by EVM or BMR.

Aamer Khan                      Vice         Since 2005     Vice President of EVM and BMR. Officer of 29 registered investment
6/7/60                       President                      companies managed by EVM or BMR.

Thomas H. Luster                Vice         Since 2006     Vice President of EVM and BMR. Officer of 45 registered investment
4/8/62                       President                      companies managed by EVM or BMR.

Michael R. Mach                 Vice         Since 1999     Vice President of EVM and BMR. Officer of 51 registered investment
7/15/47                      President                      companies managed by EVM or BMR.

Robert B. MacIntosh             Vice         Since 1998     Vice President of EVM and BMR. Officer of 86 registered investment
1/22/57                      President                      companies managed by EVM or BMR.

Cliff Quisenberry, Jr.          Vice         Since 2006     Vice President and Director of Research and Product Development.
1/1/65                       President                      Officer of 30 registered investment companies managed by EVM or BMR.

Duncan W. Richardson            Vice         Since 2001     Executive Vice President and Chief Equity Investment Officer of EVC,
10/26/57                     President                      EVM and BMR. Officer of 71 registered investment companies managed by
                                                            EVM or BMR.

Walter A. Row, III              Vice         Since 2001     Director of Equity Research and a Vice President of EVM and BMR.
7/20/57                      President                      Officer of 33 registered investment companies managed by EVM or BMR.

Judith A. Saryan                Vice         Since 2003     Vice President of EVM and BMR. Officer of 50 registered investment
8/21/54                      President                      companies managed by EVM or BMR.

Susan Schiff                    Vice         Since 2002     Vice President of EVM and BMR. Officer of 30 registered investment
3/13/61                      President                      companies managed by EVM or BMR.

Barbara E. Campbell          Treasurer       Since 2005(2)  Vice President of EVM and BMR. Officer of 170 registered investment
6/19/57                                                     companies managed by EVM or BMR.

Alan R. Dynner               Secretary       Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV
10/10/40                                                    and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Paul M. O'Neil                 Chief         Since 2004     Vice President of EVM and BMR. Officer of 170 registered investment
7/11/53                      Compliance                     companies managed by EVM or BMR.
                              Officer

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2005, Ms. Campbell served as Assistant Treasurer since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

                      This Page Intentionally Left Blank

                      This Page Intentionally Left Blank

                      This Page Intentionally Left Blank

               INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
                        STRUCTURED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

          SUB-ADVISER OF EATON VANCE STRUCTURED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & TRUST CO.
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                125 High Street
                                Boston, MA 02110

                  EATON VANCE STRUCTURED EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

-------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FUTHER INFORMATION PLEASE CALL 1-800-225-6265.
-------------------------------------------------------------------------------

2774-12/06                                                              SEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

Eaton Vance Tax-Managed Small Cap Value Fund, Eaton Vance Tax-Managed Mid-Cap Core Fund, Eaton Vance Multi-Cap Opportunity Fund, Eaton Vance Tax-Managed Value Fund, Eaton Vance Tax-Managed International Equity Fund, Eaton Vance Tax-Managed Small-Cap Growth Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance High Income Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Low Duration Fund, Eaton Vance Government Obligations Fund, Eaton Vance Diversified Income Fund, Eaton Vance Equity Research Fund ,Eaton Vance Tax-Managed Dividend Income Fund , Eaton Vance Dividend Income Fund, Eaton Vance International Equity Fund and Eaton Vance Structured Emerging Markets Fund (the "Fund(s)") are series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust, which, including the Funds, contains a total of 25 series (the "Series"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds' annual reports.

With the exception of Tax-Managed Dividend Income Fund, the following tables present the aggregate fees billed to each Fund for the Fund's respective fiscal years ended October 31, 2004 and October 31, 2005 or for those Funds which have not completed two years of operations, for such fiscal periods as indicated on the following tables, by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods. Eaton Vance Tax-Managed Dividend Income Fund recently changed its fiscal year end from April 30 to October 31. Accordingly the tables for this Fund show fee information for the past two fiscal years ended April 30, 2006 and period from May 1, 2006 to October 31, 2006.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $8,720                   $9,020

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   $6,090                   6,320

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $14,810                  $15,340
                                              ==================================


EATON VANCE TAX-MANAGED MID-CAP CORE FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $8,720                   $9,020

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   6,300                     6,540

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $15,020                  $15,560
                                              ==================================


EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $10,840                  $11,230

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   6,090                     6,320

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $16,930                  $17,550
                                              ==================================


EATON VANCE TAX-MANAGED VALUE FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $12,055                  $12,490

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   6,300                    6,540

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $18,355                  $19,030
                                              ==================================


EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $10,840                  $11,230

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   6,195                   6,430

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $17,035                  $17,660
                                              ==================================


EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND

FISCAL YEARS ENDED                            10/31/05*                10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $21,855                  $15,490

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   12,600                   6,540

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $34,455                  $22,030
                                              ==================================

* These totals represent the 2005 numbers for Tax-Managed Small-Cap Growth 1.1 and 1.2, the two have become one Tax-Managed Small-Cap Growth.


EATON VANCE TAX MANAGED EQUITY ASSET ALLOCATION FUND

FISCAL YEARS ENDED                            10/31/05                  10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $46,775                  $48,590

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   16,800                   17,440

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $63,575                  $66,030
                                              ==================================


EATON VANCE HIGH INCOME FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $12,055                  $12,490

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   6,090                    6,320

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $18,145                   $18,810
                                              ==================================


EATON VANCE FLOATING-RATE FUND

FISCAL YEARS ENDED                            10/31/05                  10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $12,055                  $12,490

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   6,300                    6,540

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $18,355                  $19,030
                                              ==================================

EATON VANCE FLOATING-RATE HIGH INCOME FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $12,055                  $12,490

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   6,300                    6,540

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $18,355                  $19,030
                                              ==================================


EATON VANCE STRATEGIC INCOME FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $31,300                  $34,300

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   19,175                   20,325

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $50,475                  $54,625
                                              ==================================


EATON VANCE LOW DURATION FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $22,300                  $24,400

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   11,450                   12,125

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $33,750                   $36,525
                                              ==================================


EATON VANCE GOVERNMENT OBLIGATIONS FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $22,600                  $24,700

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   13,450                   14,275

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $36,050                  $38,975
                                              ==================================



EATON VANCE DIVERSIFIED INCOME FUND

FISCAL YEARS ENDED                            10/31/05*                10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $25,100                  $27,500

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   13,050                   15,150

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $38,150                  $42,650
                                              ==================================

* For the period from commencement of operations on November 7, 2004 to October 31, 2005


EATON VANCE EQUITY RESEARCH FUND

FISCAL YEARS ENDED                            10/31/05                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $23,100                  $25,300

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   $9,125                   9,675

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $32,225                  $34,975
                                              ==================================


EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

FISCAL YEARS ENDED                            04/30/06                 10/31/06
--------------------------------------------------------------------------------

Audit Fees                                    $46,775                  $48,590

Audit-Related Fees(1)                         0                        0

Tax Fees(2)                                   8,400                    9,620

All Other Fees(3)                             0                        0
                                              ----------------------------------

Total                                         $55,175                  $58,210
                                              ==================================


EATON VANCE DIVIDEND INCOME FUND

FISCAL YEARS ENDED                            10/31/06*
--------------------------------------------------------------------------------

Audit Fees                                    $11,360

Audit-Related Fees(1)                         0

Tax Fees(2)                                   8,000

All Other Fees(3)                             0
                                              ----------------------------------

Total                                         $19,360
                                              ==================================


* For the period from commencement of operations on November 30, 2005 to October 31, 2006


EATON VANCE INTERNATIONAL EQUITY FUND

FISCAL YEARS ENDED                            10/31/06*
--------------------------------------------------------------------------------

Audit Fees                                    $11,360

Audit-Related Fees(1)                       0

Tax Fees(2)                                   8,000

All Other Fees(3)                             0
                                              ----------------------------------

Total                                         $19,360
                                              ==================================

* For the period from commencement of operations on May 31, 2006 to October 31, 2006


EATON VANCE STRUCTURED EMERGING MARKETS FUND

FISCAL YEARS ENDED                            10/31/06*
--------------------------------------------------------------------------------

Audit Fees                                    $73,400

Audit-Related Fees(1)                         0

Tax Fees(2)                                   14,050

All Other Fees(3)                              0
                                              ----------------------------------

Total                                         $87,450
                                              ==================================

* For the period from commencement of operations on June 30, 2006 to October 31, 2006

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 or December 31). In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC) as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series' respective principal accountant for the last two fiscal years of each Series.


FISCAL YEARS
ENDED                    12/31/04                    10/31/05                    12/31/05                    10/31/06

                    PWC           D&T           PWC           D&T           PWC           D&T           PWC           D&T
-----------------------------------------------------------------------------------------------------------------------------
AUDIT FEES      $67,800           $21,885       $0           $37,220       $74,200         $22,670       $0          $43,070

AUDIT-RELATED   0                 0             0            0             0               0              0          0
FEES(1)

TAX FEES(2)     $29,725           $11,130       0            $18,585       $31,500         $11,550        0          $19,290

ALL OTHER       0                 0             0            0             0                0             0          0
FEES(3)
                -------------------------------------------------------------------------------------------------------------

TOTAL           $ 97,525         $33,015       $0            $55,805       $105,700        $34,220       $0          $62,360
                =============================================================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds' fiscal years ended October 31, 2005 and October 31, 2006, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series' respective principal accountant for the last 2 fiscal years of each Series.

FISCAL YEARS
ENDED                    12/31/04                  10/31/05                       12/31/05                     10/31/06

                     PWC           D&T         PWC         D&T                 PWC           D&T           PWC           D&T
--------------------------------------------------------------------------------------------------------------------------------
REGISTRANT(1)      $29,725       $11,130      $0         $18,585             $31,500        $11,550        $0            $19,290


EATON
VANCE(2)           $98,305       $223,443     $33,235    $223,443            $83,416        $42,100        $68,486       $72,100

(1) Includes all of the Series of the Trust.

(2) During the fiscal years reported above, certain of the Funds were "feeder" funds in a "master-feeder" fund structure or funds of funds. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds (if applicable).

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------


By: /s/ Thomas E. Faust, Jr.
    ------------------------------
    Thomas E. Faust, Jr.
    President


Date: December 19, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara E. Campbell
    ------------------------------
    Barbara E. Campbell
    Treasurer


Date: December 19, 2006
      -----------------


By: /s/ Thomas E. Faust, Jr.
    ------------------------------
    Thomas E. Faust, Jr.
    President


Date: December 19, 2006
      -----------------